Fair Value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents - Book Value	$ 44,009	$ 81,151
Cash and cash equivalents - Fair Value	44,009	81,151
Restricted cash - Book Value	2,600	5,307
Restricted cash - Fair Value	2,600	5,307
Ship mortgage notes and premium - Book Value	663,399	661,463
Ship mortgage notes and premium - Fair Value	511,331	572,214
Other long-term debt, net of deferred finance costs - Book Value	542,438	403,906
Other long-term debt, net of deferred finance costs - Fair Value	535,519	407,687
Due from related parties, long-term - Book Value	58,016	54,593
Due from related parties, long-term - Fair Value	$ 58,016	$ 54,593